Leases (Details Narrative)	1 Months Ended					3 Months Ended			12 Months Ended
	Mar. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 EUR (€)	Jul. 31, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Operating Lease, Expense	$ 40,103				$ 50,702	$ 37,254		$ 114,903	$ 356,395	$ 156,543
Increase in annual lease percentage	8.00%				8.00%
Lessor, Operating Lease, Renewal Term	2 years 6 months				2 years 6 months
Operating Lease, Impairment Loss									1,416,807
Asset Impairment Charges									46,498,689
Finance Lease, Interest Expense								$ 14,752	33,398	$ 2,039
Helix Holdings LLC [Member]
Operating Lease, Impairment Loss									1,416,807
Asset Impairment Charges									$ 175,858
MALTA
Lessee, Operating Lease, Description				the Company commenced a lease for office space of approximately 284 square meters in Saint Julians, Malta over a 3-year lease term
Operating Lease, Expense				€ 83,000		$ 81,209	€ 83,000
Increase in annual lease percentage				4.00%
University of California [Member]
Lessee, Operating Lease, Description		the Company commenced a lease for building space of approximately 3,200 square feet at the University of California in Los Angeles over a 5-year lease term	the Company commenced a lease for building space of approximately 3,200 square feet at the University of California in Los Angeles over a 5-year lease term
Operating Lease, Expense		$ 17,500	€ 17,500
Increase in annual lease percentage		3.00%	3.00%